CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 5,715,676	$ 841,828	¥ 5,768,186
Restricted cash	38,813,084	5,716,549	27,577,671
Receivables from online payment platforms	531,009	78,209	1,050,974
Short-term investments	39,859,089	5,870,609	35,288,827
Amounts due from related parties	3,449,126	508,001	2,365,528
Prepayments and other current assets	1,802,585	265,492	950,277
Total current assets	90,170,569	13,280,688	73,001,463
Non-current assets
Property, equipment and software, net	46,509	6,850	41,273
Intangible asset	1,486,959	219,005	1,994,292
Right-of-use assets	534,076	78,661	517,188
Other non-current assets	7,172,813	1,056,441	503,120
Total non-current assets	9,240,357	1,360,957	3,055,873
Total Assets	99,410,926	14,641,645	76,057,336
Current liabilities
Amounts due to related parties (including amounts due to related parties of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB1,502,892 and RMB3,298,767 (US$485,856) as of December 31, 2019 and September 30, 2020, respectively)	3,298,767	485,856	1,502,892
Customer advances and deferred revenues (including customer advances and deferred revenues of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB605,969 and RMB1,041,935 (US$153,460) as of December 31, 2019 and September 30, 2020, respectively)	1,042,093	153,484	605,970
Payable to merchants (including payable to merchants of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB29,657,227 and RMB39,821,635 (US$5,865,093) as of December 31, 2019 and September 30, 2020, respectively)	40,299,835	5,935,524	29,926,488
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB3,420,728 and RMB4,201,598 (US$618,829) as of December 31, 2019 and September 30, 2020, respectively)	6,904,953	1,016,988	4,877,062
Merchant deposits (including merchant deposits of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB7,840,912 and RMB10,574,449 (US$1,557,448) as of December 31, 2019 and September 30, 2020)	10,574,559	1,557,464	7,840,912
Short-term borrowings (including short-term borrowings of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB898,748 and RMB2,773,023 (US$408,422) as of December 31, 2019 and September 30, 2020, respectively)	2,773,023	408,422	898,748
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB90,523 and RMB129,106 (US$19,015) as of December 31, 2019 and September 30, 2020, respectively)	182,318	26,853	115,734
Total current liabilities	65,075,548	9,584,591	45,767,806
Convertible bonds	5,504,873	810,780	5,206,682
Lease liabilities (including lease liabilities of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB382,673 and RMB351,994 (US$51,843) as of December 31, 2019 and September 30, 2020, respectively)	390,803	57,559	428,593
Other non-current liabilities	36,040	5,308	7,389
Total non-current liabilities	5,931,716	873,647	5,642,664
Total Liabilities	71,007,264	10,458,238	51,410,470
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	51,969,053	7,654,214	41,493,949
Accumulated other comprehensive income	533,303	78,547	1,448,230
Accumulated deficits	(24,098,847)	(3,549,377)	(18,295,461)
Total shareholders' equity	28,403,662	4,183,407	24,646,866
Total liabilities and shareholders' equity	99,410,926	14,641,645	76,057,336
Class A ordinary shares
Shareholders' equity
Common Shares	109	17	84
Class B ordinary shares
Shareholders' equity
Common Shares	¥ 44	$ 6	¥ 64